CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 28,466	$ 33,751	$ 27,248
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,984	2,432	2,268
Amortization of marketable securities premiums and accretion of discounts, net	1,513	1,589	172
Share-based compensation related to options and RSUs granted to employees and non-employees	15,122	14,164	8,771
Cash financial expenses (income), net	(892)	54	(26)
Decrease in deferred tax assets, net	1,780	3,406	8,329
Increase in trade receivables, net	(20,567)	(14,438)	(7,017)
Increase in other receivables and prepaid expenses	(1,621)	(1,221)	(1,516)
Decrease (increase) in inventories	(12,653)	4,504	(1,525)
Decrease in operating lease right-of-use assets	6,639	7,445	7,913
Decrease in operating lease liabilities	(9,509)	(7,556)	(6,717)
Decrease in royalty buyout liability	0	(11,684)	(9,815)
Increase in trade payables	3,475	879	356
Increase (decrease) in other payables and accrued expenses	(4,077)	9,601	3,839
Increase (decrease) in deferred revenues	(2,030)	5,480	5,906
Increase (decrease) in accrued severance pay, net	(349)	(1,062)	290
Net cash provided by operating activities	8,281	47,344	38,476
Cash flows from investing activities:
Purchase of property and equipment	(1,487)	(1,174)	(1,530)
Purchase of marketable securities	0	(43,808)	(54,977)
Purchase of financial investments	(16,615)	0	0
Proceeds from redemption of marketable securities	1,123	3,240	0
Proceeds from redemption of financial investments	1,052	0	0
Proceeds from sale of marketable securities	2,250	2,571	0
Investment in short-term and restricted bank deposits	(5,000)	0	(84,000)
Proceeds from short-term and restricted bank deposits	10	84,597	599
Proceeds from long-term and restricted bank deposits	94	0	600
Net cash paid for acquisition of subsidiary	(1,100)	(2,804)	0
Net cash provided by (used in) investing activities	(19,673)	42,622	(139,308)
Cash flows from financing activities:
Purchase of treasury stock	(38,099)	(41,852)	0
Repayment of long-term bank loans	0	(1,200)	(2,497)
Cash dividends paid	(11,552)	(10,865)	(8,442)
Proceeds from issuance of shares upon exercise of options	1,055	2,440	2,606
Proceeds from issuance of shares in a public offering, net	0	0	85,426
Net cash provided by (used in) financing activities	(48,596)	(51,477)	77,093
Increase (decrease) in cash, cash equivalents and restricted cash	(59,988)	38,489	(23,739)
Cash, cash equivalents and restricted cash at the beginning of the year	84,523	46,034	69,773
Cash, cash equivalents and restricted cash at the end of the year	24,535	84,523	46,034
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	4,024	1,584	835
Cash paid during the year for interest	0	455	204
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	264	701	607
Operating lease right-of-use asset recognized with corresponding lease liability	$ 3,699	$ (1,528)	$ 3,655